Debt - Senior Notes and Convertible Senior Notes (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Long-Term Debt Instrument [Line Items]
Debt, principal	$ 8,168	$ 9,981
Minimum [Member] | Convertible debt [Member]
Long-Term Debt Instrument [Line Items]
Debt, principal	50
Maximum [Member] | Convertible debt [Member]
Long-Term Debt Instrument [Line Items]
Debt, principal	$ 75